UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

INDEX	Cboe Vest S&P 500 Buffer Strategy Fund Cboe Vest S&P 500 Enhanced Growth Strategy Fund Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund (collectively, the “Cboe Vest Funds”)

SEMI-ANNUAL
REPORT

For the six months ended April 30, 2019 (unaudited)

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

The Cboe Vest Family of Funds

Important Disclosure Statement

The Funds prospectus contains important information about the Funds investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Funds Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2019 and are subject to change at any time.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	0.74%
Exchange Traded Fund	63.22%
Purchased Options:
Call Options	35.30%
Put Options	1.98%
Total Investments	101.24%
Options Written:
Call Options	(1.02%	)
Put Options	(0.86%	)
	(1.88%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

				Shares	Fair Value
MONEY MARKET FUND – 0.74%
Federated Treasury Obligations Fund – Institutional Class 2.33%*
(Cost: $450,358)				450,358	$450,358

EXCHANGE TRADED FUND – 63.22%
SPDR S&P 500 ETF Trust
(Cost: $34,919,819)				131,000	38,516,620

PURCHASED OPTIONS(A) – 37.28%

CALL OPTIONS – 35.30%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	161	$4,733,722	$0.01	5/15/19	$4,732,354
SPDR S&P 500 ETF Trust	25	735,050	0.01	6/19/19	731,594
SPDR S&P 500 ETF Trust	25	735,050	0.01	7/18/19	731,594
SPDR S&P 500 ETF Trust	35	1,029,070	0.01	8/22/19	1,024,233
SPDR S&P 500 ETF Trust	48	1,411,296	0.01	11/20/19	1,398,699
SPDR S&P 500 ETF Trust	42	1,234,884	0.01	12/18/19	1,223,862
SPDR S&P 500 ETF Trust	32	940,864	0.01	1/15/20	927,689
SPDR S&P 500 ETF Trust	23	676,246	0.01	2/19/20	666,777
SPDR S&P 500 ETF Trust	17	499,834	0.01	3/18/20	492,835
SPDR S&P 500 ETF Trust	167	4,910,134	0.01	9/17/20	4,798,745
SPDR S&P 500 ETF Trust	167	4,910,134	0.01	10/22/20	4,776,932
TOTAL CALL OPTIONS
(Cost: $20,108,635)					21,505,314

PUT OPTIONS – 1.98%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	171	$5,027,742	$271.90	5/20/19	4,669
SPDR S&P 500 ETF Trust	171	5,027,742	276.25	6/24/19	26,114
SPDR S&P 500 ETF Trust	171	5,027,742	281.10	7/22/19	53,980
SPDR S&P 500 ETF Trust	171	5,027,742	281.90	8/26/19	80,380
SPDR S&P 500 ETF Trust	171	5,027,742	291.22	9/18/19	133,625
SPDR S&P 500 ETF Trust	171	5,027,742	280.35	10/16/19	105,555
SPDR S&P 500 ETF Trust	171	5,027,742	265.30	11/22/19	76,877
SPDR S&P 500 ETF Trust	171	5,027,742	251.26	12/20/19	58,159
SPDR S&P 500 ETF Trust	171	5,027,742	260.98	1/17/20	89,956
SPDR S&P 500 ETF Trust	171	5,027,742	278.41	2/20/20	156,645
SPDR S&P 500 ETF Trust	171	5,027,742	283.01	3/19/20	186,782
SPDR S&P 500 ETF Trust	171	5,027,742	289.45	4/15/20	236,562
TOTAL PUT OPTIONS
(Cost: $2,194,427)					$1,209,304

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Investments - continuedApril 30, 2019 (unaudited)

TOTAL PURCHASED OPTIONS – 37.28%
(Cost: $22,303,062)	$22,714,618

TOTAL INVESTMENTS – 101.24%
(Cost: $57,673,239)	61,681,596
Liabilities in excess of other assets – (1.24%)	(756,901)
NET ASSETS – 100.00%	$60,924,695

*Effective 7 day yield as of April 30, 2019

(A)All or a portion of purchased options are held as collateral for the options written

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of Options WrittenApril 30, 2019 (unaudited)

OPTIONS WRITTEN – (1.88)%

CALL OPTIONS – (1.02)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	171	$(5,027,742)	$307.75	5/10/19	$(331)
SPDR S&P 500 ETF Trust	171	(5,027,742)	309.00	6/17/19	(5,717)
SPDR S&P 500 ETF Trust	171	(5,027,742)	319.61	7/16/19	(3,772)
SPDR S&P 500 ETF Trust	171	(5,027,742)	321.00	8/20/19	(7,844)
SPDR S&P 500 ETF Trust	171	(5,027,742)	334.29	9/18/19	(5,362)
SPDR S&P 500 ETF Trust	171	(5,027,742)	321.00	10/16/19	(15,847)
SPDR S&P 500 ETF Trust	171	(5,027,742)	310.40	11/20/19	(70,944)
SPDR S&P 500 ETF Trust	171	(5,027,742)	295.29	12/16/19	(221,040)
SPDR S&P 500 ETF Trust	171	(5,027,742)	301.07	1/13/20	(158,938)
SPDR S&P 500 ETF Trust	171	(5,027,742)	319.88	2/18/20	(50,755)
SPDR S&P 500 ETF Trust	171	(5,027,742)	324.79	3/18/20	(43,078)
SPDR S&P 500 ETF Trust	171	(5,027,742)	327.18	4/15/20	(37,447)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $666,966)					(621,075)

PUT OPTIONS – (0.86)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	171	$(5,027,742)	$244.71	5/15/19	(1,893)
SPDR S&P 500 ETF Trust	171	(5,027742)	248.49	6/19/19	(6,850)
SPDR S&P 500 ETF Trust	171	(5,027,742)	252.99	7/17/19	(14,397)
SPDR S&P 500 ETF Trust	171	(5,027,742)	253.71	8/21/19	(23,309)
SPDR S&P 500 ETF Trust	171	(5,027,742)	262.10	9/17/19	(43,652)
SPDR S&P 500 ETF Trust	171	(5,027,742)	252.31	10/16/19	(41,205)
SPDR S&P 500 ETF Trust	171	(5,027,742)	238.77	11/20/19	(32,371)
SPDR S&P 500 ETF Trust	171	(5,027,742)	226.13	12/18/19	(27,496)
SPDR S&P 500 ETF Trust	171	(5,027,742)	234.88	1/15/20	(44,017)
SPDR S&P 500 ETF Trust	171	(5,027,742)	250.57	2/19/20	(75,449)
SPDR S&P 500 ETF Trust	171	(5,027,742)	254.71	3/18/20	(92,127)
SPDR S&P 500 ETF Trust	171	(5,027,742)	260.51	4/15/20	(120,182)
TOTAL PUT OPTIONS WRITTEN
(Premiums received: $1,641,747)					(522,948)

TOTAL OPTIONS WRITTEN -(1.88)%
(Premiums received: $2,308,713)					$(1,144,023)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Buffer Strategy Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2019:

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Description
Purchased Options	$22,714,618	$—	22,714,618	$(1,144,023)	$—	$21,570,595

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Description
Written Options	$(1,144,023)	$—	$(1,144,023)	$1,144,023	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Money Market Fund	1.66%
Exchange Traded Fund	81.74%
Purchased Options:
Call Options	21.54%
Total Investments	104.94%
Options Written:
Call Options	(5.31%)
(5.31%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

				Shares	Fair Value
MONEY MARKET FUND – 1.66%
Federated Treasury Obligations Fund – Institutional Class 2.33%*
(Cost: $630,061)				630,061	$630,061

EXCHANGE TRADED FUND – 81.74%
SPDR S&P 500 ETF Trust
(Cost: $27,778,475)				105,600	31,048,512

PURCHASED OPTIONS(A) – 21.54%

CALL OPTIONS – 21.54%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	103	$3,028,406	$271.90	5/16/19	$232,361
SPDR S&P 500 ETF Trust	103	3,028,406	276.25	6/21/19	193,756
SPDR S&P 500 ETF Trust	103	3,028,406	281.10	7/19/19	166,358
SPDR S&P 500 ETF Trust	103	3,028,406	281.90	8/23/19	181,158
SPDR S&P 500 ETF Trust	103	3,028,406	291.22	9/20/19	116,378
SPDR S&P 500 ETF Trust	103	3,028,406	280.35	10/17/19	211,709
SPDR S&P 500 ETF Trust	103	3,028,406	265.38	11/20/19	352,492
SPDR S&P 500 ETF Trust	103	3,028,406	251.26	12/18/19	488,164
SPDR S&P 500 ETF Trust	103	3,028,406	260.98	1/15/20	399,559
SPDR S&P 500 ETF Trust	103	3,028,406	278.41	2/19/20	270,280
SPDR S&P 500 ETF Trust	102	2,999,004	283.01	3/18/20	244,939
SPDR S&P 500 ETF Trust	103	3,028,406	289.45	4/15/20	206,371
SPDR S&P 500 ETF Trust	101	2,969,602	0.01	9/18/20	2,889,042
SPDR S&P 500 ETF Trust	78	2,293,356	0.01	10/23/20	2,231,142
TOTAL CALL OPTIONS
(Cost: $6,514,898)					8,183,709

TOTAL PURCHASED OPTIONS – 21.54%
(Cost: $6,514,898)					8,183,709

TOTAL INVESTMENTS – 104.94%
(Cost: $34,923,434)					39,862,282
Liabilities in excess of other assets – (4.94)%					(1,877,827)
NET ASSETS – 100.00%					$37,984,455

*Effective 7 day yield as of April 30, 2019

(A)All or a portion of purchased options are held as collateral for options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of Options WrittenApril 30, 2019 (unaudited)

OPTIONS WRITTEN – (5.31)%

CALL OPTIONS – (5.31)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	206	$(6,056,812)	$293.00	5/13/19	$(57,485)
SPDR S&P 500 ETF Trust	206	(6,056,812)	296.50	6/19/19	(82,211)
SPDR S&P 500 ETF Trust	206	(6,056,812)	302.46	7/12/19	(41,307)
SPDR S&P 500 ETF Trust	206	(6,056,812)	303.15	8/20/19	(73,804)
SPDR S&P 500 ETF Trust	206	(6,056,812)	314.31	9/18/19	(30,267)
SPDR S&P 500 ETF Trust	206	(6,056,812)	303.00	10/16/19	(116,786)
SPDR S&P 500 ETF Trust	206	(6,056,812)	281.14	12/16/19	(467,389)
SPDR S&P 500 ETF Trust	206	(6,056,812)	291.52	11/19/19	(291,732)
SPDR S&P 500 ETF Trust	206	(6,056,812)	286.95	1/13/20	(380,315)
SPDR S&P 500 ETF Trust	206	(6,056,812)	303.79	2/18/20	(196,098)
SPDR S&P 500 ETF Trust	204	(5,998,008)	308.90	3/17/20	(155,190)
SPDR S&P 500 ETF Trust	206	(6,056,812)	313.29	4/14/20	(125,605)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $2,792,459)					(2,018,189)

TOTAL OPTIONS WRITTEN – (5.31)%
(Premiums received: $2,792,459)					$(2,018,189)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2019:

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Description
Purchased Options	$8,183,709	$—	$8,183,709	$(2,018,189)	$—	$6,165,520

Liabilities:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Description
Written Options	$(2,018,189)	$—	$(2,018,189)	$2,018,189	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Portfolio Composition as of April 30, 2019 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Industrial	22.12%
Financial	12.44%
Food & Staple Retailing	12.33%
Health Care	10.78%
Materials	10.42%
Consumer Discretionary	10.12%
Household Products	7.15%
Beverages	3.51%
Energy	3.37%
Utilities	1.77%
Real Estate	1.77%
Information Technology	1.73%
Telecommunication Services	1.67%
Money Market Fund	0.88%
Total Investments	100.06%
Options Written:
Call Options	(0.08%	)
	(0.08%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS(A) – 99.18%

BEVERAGES – 3.51%
Brown-Forman Corp. - Class B	18,911	$1,007,767
The Coca-Cola Co.	20,735	1,017,259
		2,025,026
CONSUMER DISCRETIONARY – 10.12%
Genuine Parts Co.	9,498	973,925
Leggett & Platt, Inc.	23,258	915,435
Lowe’s Companies, Inc.	8,804	996,085
McDonald’s Corp.	5,119	1,011,361
Target Corp.	12,167	941,969
VF Corp.	10,568	997,725
		5,836,500
ENERGY – 3.37%
Apergy Corp.*	1	20
Chevron Corp.	8,192	983,532
Exxon Mobil Corp.	11,989	962,477
		1,946,029
FINANCIAL – 12.44%
AFLAC Inc.	20,438	1,029,666
Chubb LTD	7,212	1,047,182
Cincinnati Financial Corp.	11,495	1,105,589
Franklin Resources, Inc.	28,198	975,369
People’s United Financial, Inc.	58,186	1,006,036
S&P Global Inc.	4,586	1,011,947
T. Rowe Price Group, Inc.	9,299	999,643
		7,175,432
FOOD & STAPLE RETAILING – 12.33%
Archer-Daniels-Midland Co.	23,411	1,044,131
Hormel Foods Corp.	25,475	1,017,472
McCormick & Company, Inc. (B)	6,608	1,017,434
The Procter & Gamble Co.	9,690	1,031,791
Sysco Corp.	14,199	999,184
Walgreens Boots Alliance, Inc.	18,783	1,006,205
Walmart Inc.	9,699	997,445
		7,113,662
HEALTH CARE – 10.78%
Abbott Laboratories	13,136	1,045,100
AbbVie Inc.	12,708	1,008,888
Becton, Dickinson and Co.	4,384	1,055,404
Cardinal Health, Inc.	21,693	1,056,666
Johnson & Johnson	7,145	1,008,874

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2019 (unaudited)

	Shares	Fair Value
Medtronic PLC	11,747	$1,043,251
		6,218,183
HOUSEHOLD PRODUCTS – 7.15%
The Clorox Co.	6,511	1,040,002
Colgate-Palmolive Co.	14,485	1,054,363
Kimberly-Clark Corp.	7,958	1,021,648
PepsiCo, Inc.	7,866	1,007,241
		4,123,254
INDUSTRIAL – 22.12%
3M Co.	4,554	863,029
A.O. Smith Corp.	17,762	933,748
Caterpillar Inc.	7,038	981,238
Cintas Corp.	4,684	1,017,084
Dover Corp.	10,243	1,004,224
Emerson Electric Co.	13,664	970,007
General Dynamics Corp.	5,481	979,564
Illinois Tool Works Inc.	6,330	985,138
Pentair PLC	26,258	1,023,799
Roper Technologies, Inc.	2,846	1,023,706
Stanley Black & Decker, Inc.	6,779	993,801
United Technologies Corp.	7,139	1,018,093
W.W. Grainger, Inc.	3,409	961,338
		12,754,769
INFORMATION TECHNOLOGY – 1.73%
Automatic Data Processing, Inc.	6,057	995,710

MATERIALS – 10.42%
Air Products & Chemicals, Inc.	5,083	1,046,031
Ecolab Inc.	5,421	997,898
Linde PLC	5,574	1,004,769
Nucor Corp.	17,053	973,215
PPG Industries, Inc.	8,499	998,632
The Sherwin-Williams Co.	2,171	987,436
		6,007,981
REAL ESTATE – 1.77%
Federal Realty Investment Trust	7,605	1,017,929

TELECOMMUNICATION SERVICES – 1.67%
AT&T Inc.	31,141	964,125

UTILITIES – 1.77%
Consolidated Edison, Inc.	11,873	1,022,978

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2019 (unaudited)

	Shares	Fair Value
TOTAL COMMON STOCKS – 99.18%
(Cost: $51,880,018)		$57,201,578

MONEY MARKET FUND – 0.88%
Federated Treasury Obligations Fund – Institutional Class 2.33%**
(Cost: $505,252)	505,252	505,252

TOTAL INVESTMENTS – 100.06%
(Cost: $52,385,270)		57,706,830
Liabilities in excess of other assets – (0.06)%		(33,335)
NET ASSETS – 100.00%		$57,673,495

*Non-income producing

**Effective 7 day yield as of April 30, 2019

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenApril 30, 2019 (unaudited)

OPTIONS WRITTEN – (0.08)%

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS – (0.08)%
3M Co.	4	$(75,804)	$190.00	5/3/19	$(420)
Abbott Laboratories	11	(87,516)	78.50	5/3/19	(1,397)
AbbVie Inc.	9	(71,451)	79.50	5/3/19	(630)
AFLAC Inc.	16	(80,608)	49.50	5/3/19	(1,424)
Archer-Daniels-Midland Co.	18	(80,280)	41.00	5/3/19	(6,228)
AT&T Inc.	23	(71,208)	30.50	5/3/19	(1,242)
Automatic Data Processing, Inc.	6	(98,634)	162.50	5/3/19	(2,346)
Caterpillar Inc.	6	(83,652)	139.00	5/3/19	(1,062)
Chevron Corp.	7	(84,042)	117.00	5/3/19	(2,394)
The Clorox Co.	5	(79,865)	157.50	5/3/19	(2,045)
The Coca-Cola Co.	16	(78,496)	48.00	5/3/19	(1,728)
Consolidated Edison, Inc.	10	(86,160)	85.00	5/3/19	(1,250)
Ecolab Inc.	5	(92,040)	185.00	5/3/19	(375)
Emerson Electric Co.	12	(85,188)	72.00	5/3/19	(120)
Exxon Mobil Corp.	10	(80,280)	80.00	5/3/19	(650)
General Dynamics Corp.	4	(71,488)	177.50	5/3/19	(880)
Genuine Parts Co.	8	(82,032)	103.00	5/3/19	(320)
Illinois Tool Works Inc.	6	(93,378)	152.50	5/3/19	(1,440)
Johnson & Johnson	6	(84,720)	140.00	5/3/19	(1,074)
Kimberly-Clark Corp.	7	(89,866)	125.00	5/3/19	(2,380)
Lowe’s Companies, Inc.	8	(90,512)	112.00	5/3/19	(1,064)
McDonald’s Corp.	4	(79,028)	197.50	5/3/19	(484)
Medtronic PLC	8	(71,048)	87.00	5/3/19	(1,408)
Nucor Corp.	13	(74,191)	56.50	5/3/19	(1,209)
PepsiCo, Inc.	7	(89,635)	126.00	5/3/19	(1,554)
PPG Industries, Inc.	7	(82,250)	118.00	5/3/19	(350)
The Procter & Gamble Co.	8	(85,184)	106.00	5/3/19	(712)
S&P Global Inc.	4	(88,264)	220.00	5/3/19	(1,240)
Stanley Black & Decker, Inc.	6	(87,960)	146.00	5/3/19	(1,080)
Sysco Corp.	11	(77,407)	69.00	5/3/19	(1,100)
T. Rowe Price Group, Inc.	7	(75,250)	108.00	5/3/19	(469)
Target Corp.	10	(77,420)	77.00	5/3/19	(950)
United Technologies Corp.	6	(85,566)	141.00	5/3/19	(1,050)
VF Corp.	8	(75,528)	94.00	5/3/19	(776)
Walgreens Boots Alliance, Inc.	10	(53,570)	52.50	5/3/19	(1,300)
Walmart Inc.	7	(71,988)	101.00	5/3/19	(1,400)
W.W. Grainger, Inc.	2	(56,400)	292.50	5/3/19	(42)
TOTAL CALL OPTIONS WRITTEN
(Premiums received: $33,233)					(45,593)

TOTAL OPTIONS WRITTEN – (0.08)%
(Premiums received: $33,233)					$(45,593)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2019 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2019:

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Description
Written Options	$(45,593)	$—	$(45,593)	$45,593	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and LiabilitiesApril 30, 2019 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
ASSETS
Investments at fair value* (Note 1)	$61,681,596	$39,862,282	$57,706,830
Cash	—	—	17,478
Cash deposits with broker	5,415	103,989	57
Receivable for securities sold	—	—	1,935,147
Receivable for capital stock sold	632,589	—	253,475
Dividends and interest receivable	506	730	95,245
Receivable from investment manager	—	5,035	16,388
Prepaid expenses	70,642	43,418	59,790
TOTAL ASSETS	62,390,748	40,015,454	60,084,410
LIABILITIES
Due to broker	—	—	647
Call options written, at fair value(A) (Note 1)	621,075	2,018,189	45,593
Put options written, at fair value(B) (Note 1)	522,948	—	—
Payable for capital stock redeemed	291,743	—	2,950
Payable for securities purchased	—	—	2,348,213
Accrued advisory fees	25,043	—	—
Accrued 12b-1 fees	—	759	1,470
Accrued custody fees	—	8,078	6,168
Accrued administration, fund accounting, and transfer agent fees	3,504	3,955	4,679
Other accrued expenses	1,740	18	1,195
TOTAL LIABILITIES	1,466,053	2,030,999	2,410,915
NET ASSETS	$60,924,695	$37,984,455	$57,673,495

Net Assets Consist of:
Paid-in-capital	$56,772,576	$31,838,206	$55,367,230
Distributable earnings	4,152,119	6,146,249	2,306,265
Net Assets	$60,924,695	$37,984,455	$57,673,495
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$39,476,645	$5,039,440	$39,182,087
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,201,836	406,651	3,531,176
Net Asset Value, Offering and Redemption Price Per Share	$12.33	$12.39	$11.10

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and Liabilities - continuedApril 30, 2019 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$5,240,873	$32,620,304		$2,998,126
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	427,720	2,648,207		270,789
Net Asset Value, Offering and Redemption Price Per Share***	$12.25	$12.32		$11.07

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$1,354,639	$322,604		$4,018,342
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	110,114	26,231		362,518
Net Asset Value, Offering and Redemption Price Per Share***	$12.30	$12.30		$11.08

Maximum Offering Price Per Share**	$13.05	$13.05		$11.76

NET ASSET VALUE PER SHARE
Class C Shares
Net Assets	$1,696,579	$1,049		$821,689
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	139,477	85		74,349
Net Asset Value, Offering and Redemption Price Per Share***	$12.16	$12.30	****	$11.05

NET ASSET VALUE PER SHARE
Class Y Shares
Net Assets	$13,155,959	$1,058		$10,653,251
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,065,721	85		959,320
Net Asset Value, Offering and Redemption Price Per Share	$12.34	$12.42	****	$11.11

* Identified cost of:	$57,673,239	$34,923,434		$52,385,270
(A) Premiums received of:	$(666,966)	$(2,792,459)		$(33,233)
(B) Premiums received of:	$(1,641,747)	$—		$—

**Maximum offering price per share includes sales charge of 5.75%

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of OperationsFor the Six Months Ended April 30, 2019 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
INVESTMENT INCOME
Dividend	$163,993	$136,722	$556,273
Interest	7,404	3,265	1,496
Total investment income	171,397	139,987	557,769

EXPENSES
Investment management fees (Note 2)	178,132	133,360	163,915
12b-1 fees (Note 2)
Investor Class	11,434	38,724	3,048
Class A	694	107	3,572
Class C	3,869	5	2,593
Recordkeeping and administrative services (Note 2)	17,138	14,421	16,103
Accounting fees (Note 2)	17,080	14,453	16,125
Custody fees	3,320	3,128	23,651
Transfer agent fees (Note 2)	9,920	7,124	10,947
Professional fees	28,862	36,031	28,404
Filing and registration fees	14,588	5,251	14,849
Trustee fees	3,618	4,512	3,604
Compliance fees	4,178	3,985	4,101
Shareholder reports	10,400	13,558	11,177
Shareholder servicing
Institutional Class	12,604	3,735	11,175
Investor Class	11,434	24,132	1,829
Class A	282	9	1,422
Class C	379	—	220
Insurance	1,527	1,446	1,470
Interest expense	—	3,279	—
Other	9,007	11,132	10,418
Total expenses	338,466	318,392	328,623
Investment management fee waivers and reimbursed expenses (Note 2)	(97,913)	(107,356)	(124,595)
Net expenses	240,553	211,036	204,028

Net investment income (loss)	(69,156)	(71,049)	353,741

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continuedFor the Six Months Ended April 30, 2019 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	$—	$(63,414)	$(1,488,125)
Net realized gain (loss) on put options purchased	(741,116)	—	—
Net realized gain (loss) on call options purchased	(430,841)	(85,554)	—
Net realized gain (loss) on put options written	457,172	—	—
Net realized gain (loss) on call options written	80,513	659,138	278,670
Net realized gain (loss) on investments, options purchased and written	(634,272)	510,170	(1,209,455)
Net change in unrealized appreciation (depreciation) of investments	3,596,801	3,270,037	5,223,245
Net change in unrealized appreciation (depreciation) on put options purchased	(1,974,034)	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	1,768,728	658,973	—
Net change in unrealized appreciation (depreciation) on put options written	1,046,689	—	—
Net change in unrealized appreciation (depreciation) on call options written	(312,499)	(1,211,238)	1,107
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	4,125,685	2,717,772	5,224,352

Net realized and unrealized gain (loss)	3,491,413	3,227,942	4,014,897

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,422,257	$3,156,893	$4,368,638

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

THE CBOE VEST FAMILY OF FUNDS
For the Six Months Ended April 30, 2019 (unaudited)

	Cboe Vest S&P 500® Buffer Strategy Fund		Cboe Vest S&P 500® Buffer Strategy Fund	Cboe Vest S&P 500® Enhanced Growth Strategy Fund		Cboe Vest S&P 500® Enhanced Growth Strategy Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
	For the six months ended April 30, 2019 (unaudited)		For the Year ended October 31, 2018	For the six months ended April 30, 2019 (unaudited)		For the Year ended October 31, 2018	For the six months ended April 30, 2019 (unaudited)	For the Year ended October 31, 2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(69,156)		$(216,837)	$(71,049)		$(450,249)	$353,741	$280,454
Net realized gain (loss) on investments, options purchased and written	(634,272)		(37,724)	510,170		2,656,628	(1,209,455)	(660,630)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	4,125,685		312,695	2,717,772		(627,301)	5,224,352	10,874
Increase (decrease) in net assets from operations	3,422,257		58,134	3,156,893		1,579,078	4,368,638	(369,302)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—		—	(234,141)		—	(632,878)	(600,659)
Investor Class	—		—	(1,670,710)		—	(54,043)	(52,193)
Class A	—		—	(61)		—	(63,230)	(78,411)
Class C	—		—	(50)		—	(9,315)	(14,120)
Class Y	—		—	(50)		—	(261,455)	(42,595)
Decrease in net assets from distributions	—		—	(1,905,012)		—	(1,020,921)	(787,978)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	23,932,699		22,777,720	262,354		2,860,565	17,456,027	29,916,357
Investor Class	2,732,148		8,500,190	1,263,378		3,839,940	1,443,441	2,222,816
Class A	1,373,659		15,712	319,950		—	1,536,320	1,504,543
Class C	1,521,950		82,280	—		1,000	519,850	300,840
Class Y	13,011,419		1,000	—		1,000	323,925	11,013,265
Distributions reinvested
Institutional Class	—		—	233,564		—	613,019	594,380
Investor Class	—		—	1,668,112		—	50,143	49,978
Class A	—		—	61		—	62,146	78,411
Class C	—		—	50		—	9,262	14,120
Class Y	—		—	50		—	261,455	42,595
Shares redeemed
Institutional Class	(17,454,537)		(3,204,292)	(592,353)		(3,322,139)	(2,645,418)	(14,018,919)
Investor Class	(6,926,238	)(A)	(769,691)	(3,651,762	)(A)	(5,876,310)	(519,590)	(594,641)
Class A	(93,548)		—	(14,318	)(B)	—	(154,101)	(43,462)
Class C	—		—	—		—	(140,285)	(153,414)
Class Y	—		—	—		—	(1,100,388)	(383)
Increase (decrease) in net assets from capital stock transactions	18,097,552		27,402,919	(510,914)		(2,495,944)	17,715,806	30,926,486
NET ASSETS
Increase (decrease) during period	21,519,809		27,461,053	740,967		(916,866)	21,063,523	29,769,206
Beginning of period	39,404,886		11,943,833	37,243,488		38,160,354	36,609,972	6,840,766
End of period**	$60,924,695		$39,404,886	$37,984,455		$37,243,488	$57,673,495	$36,609,972
** Includes accumulated undistributed net investment income (loss) of:								$42,776
(A) Includes redemption fees of:	$1,110			$1,745
(B) Includes redemption fees of:				$48

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31,				For the period August 23, 2016* to October 31, 2016
			2018		2017
Net asset value, beginning of period	$11.60		$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	0.74		0.50		1.44		(0.10)
Total from investment activities	0.73		0.39		1.33		(0.12)
Net asset value, end of period	$12.33		$11.60		$11.21		$9.88
Total Return	6.29	%***	3.48%		13.46%		(1.20	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.32	%**	1.73%		3.27%		46.89	%**
Expenses, net of waiver (Note 2)	0.95	%**	0.95%		1.08%		1.25	%**
Net investment income (loss)	(0.22	%)**	(0.92%)		(1.05%)		(0.98	%)**
Portfolio turnover rate	0.00	%(3)***	0.00	%(3)	0.00	%(2)	0.00	%(2)***
Net assets, end of period (000’s)	$39,477		$30,428		$10,614		$261

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		For the period December 7, 2016* to October 31, 2017
Net asset value, beginning of period	$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.03)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	0.74		0.50		1.11
Total from investment activities	0.71		0.36		0.98
Paid-in capital from redemption fees	—	(4)	—		—
Net asset value, end of period	$12.25		$11.54		$11.18
Total Return	6.15	%***	3.22%		9.61	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.75	%**	2.20%		3.74	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20%		1.38	%**
Net investment income (loss)	(0.45	%)**	(1.17%)		(1.35	%)**
Portfolio turnover rate	0.00	%(3)***	0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$5,241		$8,880		$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2019 (unaudited)		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.03)		(0.04)
Net realized and unrealized gain (loss) on investments	0.74		(0.22)
Total from investment activities	0.71		(0.26)
Net asset value, end of period	$12.30		$11.59
Total Return	6.13	%***	(2.19	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.58	%**	2.24	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20	%**
Net investment income (loss)	(0.45	%)**	(1.18	%)**
Portfolio turnover rate	0.00	%(2)***	0.00	%(2)***
Net assets, end of period (000’s)	$1,355		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2019 (unaudited)		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments	0.72		(0.29)
Total from investment activities	0.66		(0.35)
Net asset value, end of period	$12.16		$11.50
Total Return	5.74	%***	(2.95	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.32	%**	3.53	%**
Expenses, net of waiver (Note 2)	1.95	%**	1.95	%**
Net investment income (loss)	(1.06	%)**	(1.93	%)**
Portfolio turnover rate	0.00	%(2)***	0.00	%(2)***
Net assets, end of period (000’s)	$1,697		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2019 (unaudited)		For the period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.04)		(0.02)
Net realized and unrealized gain (loss)on investments	0.78		(0.23)
Total from investment activities	0.74		(0.25)
Net asset value, end of period	$12.34		$11.60
Total Return	6.38	%***	(2.11	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.32	%**	1.25	%**
Expenses, net of waiver (Note 2)	0.70	%**	0.71	%**
Net investment income (loss)	(0.70	%)**	(0.69	%)**
Portfolio turnover rate	0.00	%(2)***	0.00	%(2)***
Net assets, end of period (000’s)	$13,156		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		Period December 21, 2016* to October 31, 2017
Net asset value, beginning of period	$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	1.02		0.61		1.61
Total from investment activities	1.01		0.50		1.50
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Net asset value, end of period	$12.39		$12.00		$11.50
Total Return	9.50	%***	4.35%		15.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.59	%**(A)	1.75	%**(A)	1.69	%**(A)
Expenses, net of waiver (Note 2)	0.97	%**	0.96%		1.13	%**
Net investment income (loss)	(0.19	%)**	(0.96%)		(1.13	%)**
Portfolio turnover rate	19.67	%***	0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$5,039		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 1.57%, 1.74% and 1.69% for the six months ended April 30, 2019, the year ended October 31, 2018 and the period December 21, 2016 to October 31, 2017, respectively.

*Inception date

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		Period January 31, 2017* to October 31, 2017
Net asset value, beginning of period	$11.94		$11.47		$10.12
Investment activities
Net investment income (loss)(1)	(0.02)		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	1.02		0.61		1.46
Total from investment activities	1.00		0.47		1.35
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—		—
Net asset value, end of period	$12.32		$11.94		$11.47
Total Return	9.47	%***	4.10%		13.34	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.82	%**(A)	2.06	%**(A)	1.79	%**(A)
Expenses, net of waiver (Note 2)	1.22	%**	1.21%		1.36	%**
Net investment income (loss)	(0.43	%)**	(1.21%)		(1.36	%)**
Portfolio turnover rate	19.67	%***	0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$32,620		$32,292		$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 1.80%, 2.05% and 1.79% for the six months ended April 30, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

(B)Less than $0.01 per share.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018		Period January 31, 2017* to October 31, 2017
Net asset value, beginning of period	$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.05)		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	1.04		0.60		1.45
Total from investment activities	0.99		0.46		1.34
Distributions
Net realized gain	(0.62)		—		—
Total distributions	(0.62)		—		—
Paid-in capital from redemption fees	0.01		—		—
Net asset value, end of period	$12.30		$11.92		$11.46
Total Return	9.48	%***	4.01%		13.24	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.55	%**(A)	1.59	%**(A)	2.36	%**(A)
Expenses, net of waiver (Note 2)	1.22	%**	1.21%		1.39	%**
Net investment income (loss)	(0.81	%)**	(1.21%)		(1.39	%)**
Portfolio turnover rate	19.67	%***	0.00	%(3)	0.00	%(2)***
Net assets, end of period (000’s)	$323		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 1.54%, 1.58% and 2.36% for the six months ended April 30, 2019, the year ended October 31, 2018 and the period January 31, 2017 to October 31, 2017, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2019 (unaudited)		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$11.97		$12.44
Investment activities
Net investment income (loss)(1)	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	1.02		(0.40)
Total from investment activities	0.95		(0.47)
Distributions
Net realized gain	(0.62)		—
Total distributions	(0.62)		—
Net asset value, end of period	$12.30		$11.97
Total Return	9.01	%***	(3.78	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.16	%**(A)	2.94	%**(A)
Expenses, net of waiver (Note 2)	1.97	%**	1.98	%**
Net investment income (loss)	(1.17	%)**	(2.00	%)**
Portfolio turnover rate(2)	19.67	%***	0.00	%***
Net assets, end of period (000’s)	$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 2.14% and 2.91% for the six months ended April 30, 2019 and the period ended July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2019 (unaudited)		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$12.01		$12.44
Investment activities
Net investment income (loss)(1)	—	(A)	(0.03)
Net realized and unrealized gain (loss) on investments	1.03		(0.40)
Total from investment activities	1.03		(0.43)
Distributions
Net realized gain	(0.62)		—
Total distributions	(0.62)		—
Net asset value, end of period	$12.42		$12.01
Total Return	9.58	%***	(3.46	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.09	%**(B)	1.60	%**(B)
Expenses, net of waiver (Note 2)	0.72	%**	0.73	%**
Net investment income (loss)	0.08	%**	(0.76	%)**
Portfolio turnover rate(2)	19.67	%***	0.00	%***
Net assets, end of period (000’s)	$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Less than $0.01 per share

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 1.07% and 1.58% for the six months ended April 30, 2019 and the period July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018	Period September 11, 2017* to October 31, 2017
Net asset value, beginning of period	$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.08		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	0.91		0.40	0.24
Total from investment activities	0.99		0.56	0.25
Distributions
Net investment income	(0.10)		(0.15)	—
Net realized gain	(0.15)		(0.30)	—
Total distributions	(0.25)		(0.45)	—
Net asset value, end of period	$11.10		$10.36	$10.25
Total Return	9.69	%***	5.45%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.47	%**	2.21%	2.89	%**
Expenses, net of waiver (Note 2)	0.95	%**	0.95%	0.95	%**
Net investment income (loss)	1.60	%**	1.55%	1.11	%**
Portfolio turnover rate	92.83	%***	205.91%	9.77	%***
Net assets, end of period (000’s)	$39,182		$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018	Period September 11, 2017* to October 31, 2017
Net asset value, beginning of period	$10.35		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.07		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	0.89		0.40	0.22
Total from investment activities	0.96		0.54	0.23
Distributions
Net investment income	(0.09)		(0.12)	—
Net realized gain	(0.15)		(0.30)	—
Total distributions	(0.24)		(0.42)	—
Net asset value, end of period	$11.07		$10.35	$10.23
Total Return	9.43	%***	5.28%	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.78	%**	2.56%	2.69	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20%	1.20	%**
Net investment income (loss)	1.35	%**	1.32%	0.78	%**
Portfolio turnover rate	92.83	%***	205.91%	9.77	%***
Net assets, end of period (000’s)	$2,998		$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018	Period September 11, 2017* to October 31, 2017
Net asset value, beginning of period	$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.07		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	0.89		0.40	0.23
Total from investment activities	0.96		0.54	0.24
Distributions
Net investment income	(0.09)		(0.12)	—
Net realized gain	(0.15)		(0.30)	—
Total distributions	(0.24)		(0.42)	—
Net asset value, end of period	$11.08		$10.36	$10.24
Total Return	9.46	%***	5.29%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.74	%**	2.42%	2.97	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20%	1.20	%**
Net investment income (loss)	1.35	%**	1.35%	0.88	%**
Portfolio turnover rate	92.83	%***	205.91%	9.77	%***
Net assets, end of period (000’s)	$4,018		$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2019 (unaudited)		For the year ended October 31, 2018	Period September 11, 2017* to October 31, 2017
Net asset value, beginning of period	$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.03		0.07	—
Net realized and unrealized gain (loss) on investments(2)	0.88		0.39	0.23
Total from investment activities	0.91		0.46	0.23
Distributions
Net investment income	(0.05)		(0.05)	—
Net realized gain	(0.15)		(0.30)	—
Total distributions	(0.20)		(0.35)	—
Net asset value, end of period	$11.05		$10.34	$10.23
Total Return	8.96	%***	4.48%	2.30	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.48	%**	3.08%	2.23	%**
Expenses, net of waiver (Note 2)	1.95	%**	1.95%	1.95	%**
Net investment income (loss)	0.61	%**	0.63%	(0.27	%)**
Portfolio turnover rate	92.83	%***	205.91%	9.77	%***
Net assets, end of period (000’s)	$822		$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*Inception date.

**Annualized

***Not annualized

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Finanicial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2019 (unaudited)		Period July 24, 2018* to October 31, 2018
Net asset value, beginning of period	$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.10		0.04
Net realized and unrealized gain (loss) on investments(2)	0.90		(0.18)
Total from investment activities	1.00		(0.14)
Distributions
Net investment income	(0.12)		(0.04)
Net realized gain	(0.15)		(0.09)
Total distributions	(0.27)		(0.13)
Net asset value, end of period	$11.11		$10.38
Total Return	9.78	%***	(1.40	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.42	%**(A)	2.63	%**(A)
Expenses, net of waiver (Note 2)	0.70	%**	0.71	%**
Net investment income (loss)	1.86	%**	1.55	%**
Portfolio turnover rate	92.83	%***	205.91	%***
Net assets, end of period (000’s)	$10,653		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expense, would have been 1.42% and 2.62% for the six months ended April 30, 2019 and the period July 24, 2018 to October 31, 2018, respectively.

*Inception date.

**Annualized

***Not annualized

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2019 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer”), previously known as the Cboe Vest S&P 500® Buffer Protect Strategy Fund, The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (“Enhanced Growth”) and The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) (each individually, a “Fund” and collectively, the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Buffer Fund’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class, July 24, 2018 for Classes A, C, and Y. The Enhanced Growth Fund’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A, July 24, 2018 for Classes C and Y. The Dividend Aristocrats Fund’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C, July 24, 2018 for Class Y.

The investment objectives of the Funds are as follows:

Fund	Objective
Buffer	to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).
Enhanced Growth	to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
Dividend Aristocrats	to track the price and yield performance, before fees and expenses, of the Cboe® S&P 500® Dividend Aristocrats Target Income Index (the “SPAI Index”).

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds’ adoption of these amendments, effective with the financial statements prepared as of April 30, 2019 had no effect on the Funds’ net assets or results of operations. As a result of adopting these amendments, the distributions to shareholders in the October 31, 2018 Statements of Changes in Net Assets presented herein have been reclassified to conform to the current year presentation, which includes all distributions to each class of shareholders, other than tax basis return of capital distributions, in one line item per share class. Distributions to shareholders for the year ended October 31, 2018 from net realized gains in the Funds were as follows:

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

	Buffer Fund	Enhanced Growth Fund	Dividend Aristocrats Fund
Distributions to Shareholders:
From netinvestment income:
Institutional Class	$—	$—	$191,567
Investor Class	—	—	14,191
Class A	—	—	22,217
Class C	—	—	2,100
Class Y	—	—	15,935
From net realized gains:
Institutional Class	—	—	409,092
Investor Class	—	—	38,002
Class A	—	—	56,194
Class C	—	—	12,020
Class Y	—	—	26,660

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”).Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”), a majority owner of the Adviser.

The Buffer Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy. A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

The Enhanced Growth Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

The Dividend Aristocrats Fund is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly U.S. exchange-traded covered call options on each of the stocks.

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Buffer
Assets
Money Market Fund	$450,358	$—	$—	$450,358
Exchange Traded Fund	38,516,620	—	—	38,516,620
Call Options	—	21,505,314	—	21,505,314
Put Options	—	1,209,304	—	1,209,304
	$38,966,978	$22,714,618	$—	$61,681,596

Liabilities
Call Options Written	$—	$(621,075)	$—	$(621,075)
Put Options Written	—	(522,948)	—	(522,948)
	$—	$(1,144,023)	$—	$(1,144,023)

Enhanced Growth Fund
Assets
Money Market Fund	$630,061	$—	$—	$630,061
Exchange Traded Fund	31,048,512	—	—	31,048,512
Call Options	—	8,183,709	—	8,183,709
	$31,678,573	$8,183,709	$—	$39,862,282

Liabilities
Call Options Written	$—	$(2,018,189)	$—	$(2,018,189)

Dividend Aristocrats
Assets
Common Stocks	$57,201,578	$—	$—	$57,201,578
Money Market Fund	505,252	—	—	505,252
	$57,706,830	$—	$—	$57,706,830

Liabilities
Call Options Written	$—	$(45,593)	$—	$(45,593)

Refer to each Funds’ Schedule of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written. For the six months ended April 30, 2019, $647 was due to the broker from the Dividend Aristocrats Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2019, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Buffer and Enhanced Growth Funds use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fund	Derivative	Fair Value Asset Derivatives
Buffer	Purchased Options – Call	$21,505,314
	Purchased Options – Put	1,209,304
		$22,714,618	*

Enhanced Growth	Purchased Options – Call	$8,183,709	*

Dividend Aristocrats	Purchased Options	$—

Fund	Derivative	Fair Value Liability Derivatives
Buffer	Written Options – Call	$(621,075	)**
	Written Options – Put	(522,948	)***
		$(1,144,023)

Enhanced Growth	Written Options – Call	$(2,018,189	)**

Dividend Aristocrats	Written Options – Call	$(45,593	)**

*Statement of Assets and Liabilities location: Investments at fair value.

**Statement of Assets and Liabilities location: Call options written at fair value.

***Statement of Assets and Liabilities location: Put options written at fair value.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2019 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Buffer	Purchased Options – Put	$(741,116)	$(1,974,034)
	Purchased Options – Call	(430,841)	1,768,728
	Written Options – Put	457,172	1,046,689
	Written Options – Call	80,513	(312,499)

Enhanced Growth	Purchased Options – Call	(85,554)	658,973
	Written Options – Call	659,138	(1,211,238)

Dividend Aristocrats	Written Options – Call	278,670	1,107

*Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The previously disclosed derivative instruments outstanding as of April 30, 2019 and their effect on the Statement of Operations for the six months ended April 30, 2019 serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Buffer	Purchased Options	$75,269,794
	Written Options	(96,791,756)

Enhanced Growth	Purchased Options	52,656,522
	Written Options	(70,565,231)

Dividend Aristocrats	Written Options	(1,812,498)

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).Options are not treated as hedging instruments under GAAP.

The Buffer and Enhanced Growth Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds is recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Cboe Vest℠ Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc., is effectively controlled by Cboe® Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

For the six months ended April 30, 2019, the Adviser earned and waived advisory fees and reimbursed expenses pursuant to an expense limitation arrangement as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived	Reimbursed Expenses
Buffer	0.75%	$178,132	$97,913	$—
Enhanced Growth	0.75%	133,360	107,356	—
Dividend Aristocrats	0.75%	163,915	124,595	—
		$475,407	$329,864	$—

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of April 30, 2019 and expiration dates was as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2019	2020	2021	2021	Total
Buffer	$22,604	$143,163	$184,009	$97,913	$447,689
Enhanced Growth	—	110,466	324,518	107,356	542,340
Dividend Aristocrats	—	14,789	247,314	124,595	386,698

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to First Dominion Capital Corp. (“FDCC”). The fee paid to FDCC by each class is computed on an annualized basis

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plans to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the six months ended April 30, 2019, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Buffer	Institutional	Shareholder servicing	$12,604
Buffer	Investor	Shareholder servicing	11,434
Buffer	A	Shareholder servicing	282
Buffer	C	Shareholder servicing	379
Buffer	Investor	12b-1	11,434
Buffer	A	12b-1	694
Buffer	C	12b-1	3,869
Enhanced Growth	Institutional	Shareholder servicing	3,735
Enhanced Growth	Investor	Shareholder servicing	24,132
Enhanced Growth	A	Shareholder servicing	9
Enhanced Growth	C	Shareholder servicing	—
Enhanced Growth	Investor	12b-1	38,724
Enhanced Growth	A	12b-1	107
Enhanced Growth	C	12b-1	5
Dividend Aristocrats	Institutional	Shareholder servicing	11,175
Dividend Aristocrats	Investor	Shareholder servicing	1,829
Dividend Aristocrats	A	Shareholder servicing	1,422
Dividend Aristocrats	C	Shareholder servicing	220
Dividend Aristocrats	Investor	12b-1	3,048
Dividend Aristocrats	A	12b-1	3,572
Dividend Aristocrats	C	12b-1	2,593

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended April 30, 2019, FDCC received underwriting fees of $6,909 from the Buffer Fund, $2,394 from the Enhanced Growth Fund and $9,312 from the Dividend Aristocrats Fund.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2019, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Accounting
Buffer	$17,138	$9,920	$17,080
Enhanced Growth	14,421	7,124	14,453
Dividend Aristocrats	16,103	10,947	16,125
	$47,662	$27,991	$47,658

Certain officers of the Trust are also officers and/or directors of CFS and FDCC. Additionally, PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of PractusTM LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term securities for the six months ended April 30, 2019, were as follows:

Fund	Purchases	Sales
Buffer	$12,517,640	$—
Enhanced Growth	16,682,007	3,021,189
Dividend Aristocrats	58,734,345	41,145,325

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the year ended October 31, 2018 and six months ended April 30, 2019 for the Buffer Strategy Fund.

The tax character of distributions for the year ended October 31, 2018 and for the six months ended April 30, 2019 for the Enhanced Growth Strategy Fund and the Dividend Aristocrats Target Income Fund were as follows:

Six months ended April 30, 2019 (unaudited)
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$719,104	$913,947
Realized gains	1,185,908	106,974
	$1,905,012	$1,020,921

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Year ended October 31, 2018
	Enhanced Growth	Dividend Aristocrats
Distributions paid from:
Ordinary income	$—	$787,978

As of April 30, 2019, the components of distributable earnings on a tax basis were as follows:

Year ended April 30, 2019 (unaudited)
	Buffer	Enhanced Growth	Dividend Aristocrats
Accumulated net investment income (loss)	$(69,156)	$(71,049)	$(6,947)
Accumulated net realized gain (loss)	(951,773)	504,179	(2,995,988)
Net unrealized appreciation (depreciation)	5,173,048	5,713,119	5,309,200
	$4,152,119	$6,146,249	$2,306,265

As of October 31, 2018, the Buffer Strategy Fund had a $120,361 capital loss carryforward, that may be carried forward indefinitely and retains the character of short-term capital loss.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Buffer	$55,364,526	$6,292,901	$(1,119,854)	$5,173,047
Enhanced Growth	32,130,975	5,725,823	(12,705)	5,713,118
Dividend Aristocrats	52,385,270	5,877,498	(568,298)	5,309,200

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Buffer Fund
	Six months ended April 30, 2019 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,025,113	237,586	116,475	132,412	1,065,637
Shares redeemed	(1,446,405)	(579,167)	(7,683)	—	—
Net increase (decrease)	578,708	(341,581)	108,792	132,412	1,065,637

Buffer Fund
	Year ended October 31, 2018		Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,950,129	716,758	1,322	7,065	84
Shares redeemed	(274,046)	(66,432)	—	—	—
Net increase (decrease)	1,676,083	650,326	1,322	7,065	84

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

Enhanced Growth Fund
	Six months ended April 30, 2019 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	21,619	105,299	27,450	—	—
Shares reinvested	22,809	163,862	6	5	5
Shares redeemed	(50,210)	(324,460)	(1,324)	—	—
Net increase (decrease)	(5,782)	(55,299)	26,132	5	5

Enhanced Growth Fund
	Year ended October 31, 2018			Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares Sold	241,050	322,673	—	80	80
Shares redeemed	(277,736)	(494,925)	—	—	—
Net increase (decrease)	(36,686)	(172,252)	—	80	80

Dividend Aristocrats Fund
	Six months ended April 30, 2019 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares Sold	1,639,697	137,989	145,246	48,675	33,193
Shares reinvested	58,125	4,772	5,909	887	24,834
Shares redeemed	(251,021)	(48,622)	(14,982)	(13,310)	(104,579)
Net increase (decrease)	1,446,801	94,139	136,173	36,252	(46,552)

Dividend Aristocrats Fund
	Year ended October 31, 2018				Period July 24, 2018 to October 31, 2018
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares Sold	2,781,802	208,390	141,702	28,300	1,002,038
Shares reinvested	56,124	4,724	7,450	1,346	3,869
Shares redeemed	(1,297,425)	(55,689)	(4,192)	(14,836)	(35)
Net increase (decrease)	1,540,501	157,425	144,960	14,810	1,005,872

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2019 (unaudited)

NOTE 6 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Dividend Aristocrats Fund has made the following distributions to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	April 30, 2019	May 1, 2019	Net investment income	$52,235
Dividend Aristocrats	April 30, 2019	May 1, 2019	Short-term capital gain	165,821
Dividend Aristocrats	May 31, 2019	June 3, 2019	Net investment income	74,206
Dividend Aristocrats	May 31, 2019	June 3, 2019	Short-term capital gain	146,069
Dividend Aristocrats	June 28, 2019	July 1, 2019	Net investment income	78,476
Dividend Aristocrats	June 28, 2019	July 1, 2019	Short-term capital gain	155,910

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than those disclosed above.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting held on February 20-21, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and Cboe Vest Financial, LLC (“Cboe Vest”) in regard to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Buffer Strategy Fund (the “Cboe Vest Funds”).The Board reviewed the memorandum from counsel to the Trust (“Counsel”) addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Cboe Vest; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by Cboe Vest from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ investors; and (v) Cboe Vest’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Cboe Vest Funds, including information presented to the Board in Cboe Vest’s presentation earlier in the Meeting, as well as prior presentations by Cboe Vest’s staff and Trust management at other meetings of the Board, including information regarding the expense limitation arrangements and the manner in which the Cboe Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Cboe Vest Funds and their shareholders; (ii) presentations by Cboe Vest management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Cboe Vest Funds, and the Form ADV of Cboe Vest; (iv)  the investment performance of the Cboe Vest Funds; (v) periodic commentary on the reasons for the performance; and (vi) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on the Cboe Vest Funds’ performance and expenses; and (iv) benefits to be realized by Cboe Vest from its relationship with the Trust and the Cboe Vest Funds. The Board also considered the affiliations of Cboe Vest and the potential compliance issues that could arise from those affiliations and, as had been noted at previous meetings, the Board noted that Cboe Vest had taken measures to ensure that any arrangements potentially involving the Cboe Vest Funds and affiliates of Cboe Vest would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Cboe Vest.

In this regard, the Board considered the responsibilities of Cboe Vest under the Advisory Agreement. The Board reviewed the services provided by Cboe Vest to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations; the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of Cboe Vest to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies and procedures. The Board also considered the financial condition of Cboe Vest and its affiliates. The Board considered the measures that Cboe Vest had put in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of Cboe Vest. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.

(2)Investment Performance of the Cboe Vest Funds.

The Board noted that the Cboe Vest Funds do not have a long performance history. The Board noted that peers for each of the Cboe Vest Funds were selected by Broadridge from Morningstar’s options-based category which is a “catch-all” for any funds that use options as a core part of their strategy (the “Peer Group”).In regard to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Peer Group included funds that pursue income from two sources: dividends from stocks and option premiums. The Trustees considered that for the 1-year period ended December 31, 2018, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund lagged its Peer Group median but outperformed its benchmark index and category median. The Board further noted that the Fund was, however, more volatile than its benchmark and its peers, with a standard deviation of 13.96% versus 11.22% for the benchmark, and 9.86% for the typical peer. In regard to the Cboe Vest S&P 500® Buffer Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, the Trustees considered that the Peer Groups for both Funds have a significant overlap, but do vary in cases where there are multiple strategies from a single advisor that better align with the respective Cboe Vest Fund. The Trustees noted that these two Funds are master funds with sub-funds (or monthly funds) that are based on underlying index monthly series. It was noted that the monthly funds had not begun operations. The Board considered that for the 1-year period ended December 31, 2018, the Cboe Vest S&P 500® Buffer Strategy Fund outperformed its Peer Group and category medians and its benchmark index and was considerably less volatile than its benchmark and its peers, with a standard deviation of 7.82% against 11.22% for the benchmark and 11.19% for

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

the Peer Group median. The Trustees considered that for the 1-year period ended December 31, 2018, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund underperformed relative to its Peer Group and category medians and the performance of its benchmark index. The Board also noted that the Fund was more volatile than its benchmark and peers, with a standard deviation of 13.80% versus 11.22% for the benchmark and 11.48% for the Peer Group median. The Trustees took into account that the one-year result omits the Cboe Vest S&P 500® Enhanced Growth Strategy Fund’s best relative performance, in the first quarter of 2017, when it gained 7.47%, more than five percentage points higher than the typical fund in the category. The Trustees considered that Cboe Vest’s managed account investments are specific to each customer and that, given the high degree of customization, Cboe Vest has represented that the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. Based on the foregoing, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.

(3)The costs of services provided and profits realized by Cboe Vest from the relationship with the Cboe Vest Funds.

In this regard, the Board considered Cboe Vest’s staffing, personnel, and methods of operating; the financial condition and profitability of Cboe Vest and the level of commitment to the Cboe Vest Funds by Cboe Vest’s principals and its affiliate; the benefits for Cboe Vest in managing the Cboe Vest Funds; the overall expenses of the Cboe Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Cboe Vest regarding its profits associated with managing the Cboe Vest Funds. The Trustees noted that Cboe Vest Funds are not currently profitable but are projected to be profitable to Cboe Vest in regard to the services it provides to the Cboe Vest Funds in 2020.The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds and that effective August 16, 2018, Cboe Vest agreed to lower the expense cap on the Class Y shares of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Buffer Strategy Fund from 0.75% to 0.70% through February 28, 2020.The Board noted that the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund’s net expenses and gross management fee were both lower than the Peer Group and category medians and that the net advisory fee for the Fund was 33 basis points below the Peer Group median. The Board noted the net expenses for the Cboe Vest S&P 500® Buffer Strategy Fund are less than the Peer Group and category medians and the gross and net advisory fees were significantly lower than the Peer Group median. The Board noted that the net expenses and the gross and net advisory fees for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund were significantly lower than the Peer Group median. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Cboe Vest were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Cboe Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cboe Vest Funds’ investors.

In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Cboe Vest Funds’ management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Cboe Vest. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangement with Cboe Vest was fair

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

and reasonable and reasonable in relation to the nature and quality of the services to be provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. The Board noted that Cboe Vest benefits by being able to direct smaller accounts into the Cboe Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of Cboe Vest especially in light of the nature of the Cboe Vest Funds. The Board noted that it was possible that the Cboe Vest Funds could receive certain other services from Cboe Vest and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations and interpretations thereof (collectively, the “Laws”), the Cboe Vest Funds could engage in transactions in securities that trade on Cboe exchanges (it was noted that trading on Cboe exchanges was not permissible at this time).The Board considered the procedures that Cboe Vest had put in place and planned on putting in place to ensure that any arrangements for services to the Cboe Vest Funds from affiliates of Cboe Vest would comply with the Laws. It was noted that Cboe Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Cboe Vest from managing the Cboe Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for another one-year term.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, November 1, 2018, and held for the six months ended April 30, 2019.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/19
Buffer
Institutional Class Actual	$1,000.00	$1,062.93	0.95%	$4.88
Institutional Class Hypothetical**	$1,000.00	$1,020.23	0.95%	$4.78
Investor Class Actual	$1,000.00	$1,061.53	1.20%	$6.15
Investor Class Hypothetical**	$1,000.00	$1,018.98	1.20%	$6.02
Class A Actual	$1,000.00	$1,061.26	1.20%	$6.14
Class A Hypothetical**	$1,000.00	$1,018.99	1.20%	$6.01
Class C Actual	$1,000.00	$1,057.39	1.95%	$9.95
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.75
Class Y Actual	$1,000.00	$1,063.79	0.70%	$3.58
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.51

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/19
Enhanced Growth
Institutional Class Actual	$1,000.00	$1,095.01	0.97%	$5.04
Institutional Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$4.86
Investor Class Actual	$1,000.00	$1,094.66	1.22%	$6.34
Investor Class Hypothetical**	$1,000.00	$1,018.90	1.22%	$6.11
Class A Actual	$1,000.00	$1,094.84	1.22%	$6.34
Class A Hypothetical**	$1,000.00	$1,018.90	1.22%	$6.11
Class C Actual	$1,000.00	$1,090.08	1.97%	$10.21
Class C Hypothetical**	$1,000.00	$1,015.15	1.97%	$9.84
Class Y Actual	$1,000.00	$1,095.80	0.72%	$3.74
Class Y Hypothetical**	$1,000.00	$1,021.40	0.72%	$3.61

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$1,096.93	0.95%	$4.94
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,094.30	1.20%	$6.23
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class A Actual	$1,000.00	$1,094.59	1.20%	$6.23
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class C Actual	$1,000.00	$1,089.58	1.95%	$10.10
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.74
Class Y Actual	$1,000.00	$1,097.84	0.70%	$3.64
Class Y Hypothetical**	$1,000.00	$1,021.50	0.70%	$3.51

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

ITEM 2.

CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 8, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: July 8, 2019

* Print the name and title of each signing officer under his or her signature.